Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Contract revenue	$ 0	$ 3,037	$ 3,050	$ 15,147
Operating expenses:
Research and development	3,162	7,560	9,280	14,391
General and administrative	2,780	3,343	4,208	4,654
Total operating expenses	5,942	10,903	13,488	19,045
Loss from operations	(5,942)	(7,866)	(10,438)	(3,898)
Other income (expense):
Interest income	1	20	22	78
Interest expense	(640)	(620)	(841)	(705)
Other income, net	422	1	2	28
Net loss	(6,159)	(8,465)	(11,255)	(4,497)
Net (loss) income attributable to common stockholders	16,478	(17,930)	(23,899)	(17,106)
Net loss	(6,159)	(8,465)	(11,255)	(4,497)
Other comprehensive loss/income:
Unrealized (losses) gains on marketable securities		(2)	(2)	14
Other comprehensive (loss) income		(2)	(2)	14
Comprehensive loss	$ (6,159)	$ (8,467)	$ (11,257)	$ (4,483)
Basic net (loss) income per common share	$ 433.33	$ (3,098.31)	$ (4,128.71)	$ (2,963.11)
Weighted average common shares outstanding used to calculate basic net (loss) income per common share	38,027	5,787	5,788	5,773
Diluted net loss per common share	$ (8.94)	$ (3,098.31)	$ (4,128.71)	$ (2,963.11)
Weighted average common shares outstanding used to calculate diluted net loss per common share	688,825	5,787	5,788	5,773